Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	1.484%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,176,797.88

Principal:
Principal Collections	$15,553,607.22
Prepayments in Full	$6,967,690.92
Liquidation Proceeds	$261,414.08
Recoveries	$105,964.52
Sub Total	$22,888,676.74
Collections	$24,065,474.62

Purchase Amounts:
Purchase Amounts Related to Principal	$489,181.77
Purchase Amounts Related to Interest	$2,368.20
Sub Total	$491,549.97

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,557,024.59

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	31
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,557,024.59
Servicing Fee	$351,168.65	$351,168.65	$0.00	$0.00	$24,205,855.94
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,205,855.94
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$24,205,855.94
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$24,205,855.94
Interest - Class A-3 Notes	$189,628.43	$189,628.43	$0.00	$0.00	$24,016,227.51
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$23,863,461.51
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,863,461.51
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$23,783,310.34
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,783,310.34
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$23,725,395.34
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,725,395.34
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$23,654,317.84
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,654,317.84
Regular Principal Payment	$22,152,891.47	$22,152,891.47	$0.00	$0.00	$1,501,426.37
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,501,426.37
Residual Released to Depositor	$0.00	$1,501,426.37	$0.00	$0.00	$0.00
Total		$24,557,024.59

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$22,152,891.47
Total					$22,152,891.47
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,152,891.47	$45.87	$189,628.43	$0.39	$22,342,519.90	$46.26
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$22,152,891.47	$13.75	$551,538.10	$0.34	$22,704,429.57	$14.09

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$177,776,653.14	0.3680676	$155,623,761.67	0.3222024
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$400,116,653.14	0.2483746	$377,963,761.67	0.2346231

Pool Information
Weighted Average APR	3.425%	3.427%
Weighted Average Remaining Term	30.38	29.59
Number of Receivables Outstanding	34,002	33,025
Pool Balance	$421,402,376.60	$397,847,445.98
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$400,116,653.14	$377,963,761.67
Pool Factor	0.2524277	0.2383179

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$8,346,990.41
Yield Supplement Overcollateralization Amount	$19,883,684.31
Targeted Overcollateralization Amount	$19,883,684.31
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$19,883,684.31

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	31
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		105	$283,036.63
(Recoveries)		124	$105,964.52
Net Loss for Current Collection Period			$177,072.11
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5042%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6067%
Second Prior Collection Period			0.4778%
Prior Collection Period			0.6009%
Current Collection Period			0.5187%
Four Month Average (Current and Prior Three Collection Periods)			0.5510%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,513	$11,804,410.80
(Cumulative Recoveries)			$1,571,395.45
Cumulative Net Loss for All Collection Periods			$10,233,015.35
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6130%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,615.65
Average Net Loss for Receivables that have experienced a Realized Loss			$2,267.45

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.77%	452	$7,059,416.10
61-90 Days Delinquent	0.21%	58	$837,244.41
91-120 Days Delinquent	0.05%	10	$186,727.65
Over 120 Days Delinquent	0.20%	47	$776,924.80
Total Delinquent Receivables	2.23%	567	$8,860,312.96

Repossession Inventory:
Repossessed in the Current Collection Period		26	$418,375.07
Total Repossessed Inventory		41	$690,283.75

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3274%
Prior Collection Period			0.3529%
Current Collection Period			0.3482%
Three Month Average			0.3428%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	31

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer